Retirement Plans -Summary of Net Pension and Serp Expense Recognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost pertaining to benefits earned during the year	$ (7.7)	$ (6.5)	$ (5.7)
Interest cost on projected benefit obligations	(15.4)	(13.4)	(12.8)
Expected return on pension assets	16.0	14.3	12.2
Net amortization loss	(20.8)	(11.9)	(10.0)
Net pension expense	$ (27.9)	$ (17.5)	$ (16.3)